SCHEDULE OF CURRENT AND DEFERRED COMPONENTS OF THE INCOME TAX EXPENSE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Current tax expense		$ (587)	$ (2,294)
Deferred tax (expense)/benefit	(336,985)	91,363	251,005
Income tax (expense)/benefit	$ (336,985)	$ 90,776	$ 248,711